Convertible note	12 Months Ended
Dec. 31, 2015
Convertible notes [Abstract]
Convertible notes

Note 6 — Convertible notes

Debt Offering (A)

On September 2, 2015, the Company entered into an agreement for the issuance of a convertible note to a third party lender for $120,000. The note accrues interest at 12% per annum maturing on July 2, 2016. The notes are convertible into shares of common stock at a conversion price equal to approximately 58% of the average of the lowest 3 trading prices for the common stock during the 20 day trading period ending on the latest and complete trading day prior to the conversion.

Debt Offering (B)

Effective December 7, 2015, Grow Solutions Holdings, Inc. (the “Company”) closed a Credit Agreement (the “Credit Agreement”) by and among the Company, as borrower, Grow Solutions, Inc. and One Love Garden Supply LLC as joint and several guarantors (such guarantors, collectively, the “Subsidiaries” and together with the Company, the “Borrowers”) and TCA Global Credit Master Fund, LP, a Cayman Islands limited partnership, as lender (“TCA”). Pursuant to the Credit Agreement, TCA agreed to loan the Company up to a maximum of $3,000,000 for the Company’s product division, construction and renovation of two stores, and inventory. An initial amount of $950,000 was funded by TCA at the closing of the Credit Agreement.  Any increase in the amount extended to the Borrowers shall be at the discretion of TCA.

The amounts borrowed pursuant to the Credit Agreement are evidenced by a Revolving Note (the “Revolving Note”) and the repayment of the Revolving Note is secured by a first position security interest in substantially all of the Company’s assets in favor of TCA, as evidenced by a Security Agreement by and between the Company and TCA (the “Company Security Agreement”) and a first position security interest in substantially all of the Subsidiaries’ assets in favor of TCA, as evidenced by a Security Agreement by and among the Subsidiaries and TCA (the “Subsidiaries Security Agreement” and, together with the Company Security Agreement, the “Security Agreements”).  The Revolving Note is in the original principal amount of $950,000, is due and payable, along with interest thereon, on June 7, 2017 (the “Maturity Date”), and bears interest at the rate of 18% per annum, with the first four months of payments by the Company under the Revolving Note being interest only. Upon the occurrence of an Event of Default (as defined in the Credit Agreement) the interest rate shall increase to the Default Rate (as defined in the Credit Agreement). The payments under the Revolving Note are amortized over 18 months.

Only upon the occurrence of an Event of Default or mutual agreement between TCA and the Company, at the sole option of TCA, TCA may convert all or any portion of the outstanding principal, accrued and unpaid interest, and any other sums due and payable under the Revolving Note into shares of the Company’s common stock at a conversion price equal to 85% of the lowest daily volume weighted average price of the Company’s common stock during the five trading days immediately prior to such applicable conversion date, in each case subject to TCA not being able to beneficially own more than 4.99% of the Company’s outstanding common stock upon any conversion.

As further consideration for TCA entering into and structuring the Credit Agreement, the Company shall pay to TCA an advisory fee by issuing shares of restricted common stock of the Company (the “Advisory Fee Shares”) equal to $325,000 (the “Advisory Fee”). In the event that the Company pays TCA all of the outstanding obligations due under the Credit Agreement on or before June 7, 2016, the Advisory Fee shall be reduced to $292,500. Additionally, as long as there is (i) no Event of Default, (ii) no occurrence of any other event that would cause an Event of Default, and (iii) the Company makes timely Advisory Fee Payments (as defined below), TCA agrees that it will not sell any Advisory Fee Shares in the Principal Trading Market (as defined in the Credit Agreement) prior to the Maturity Date, in exchange for monthly cash payments by the Company beginning on July 4, 2016 and ending on the Maturity Date as set forth in the Credit Agreement, which shall be credited and applied towards the repayment of the Advisory Fee (the “Advisory Fee Payments”). In the event that TCA shall sell the Advisory Fee Shares, as long as there is no Event of Default, TCA shall not, during any given calendar week, sell Advisory Fee Shares in excess of 25% of the average weekly volume of the common stock of the Company on the Principal Trading Market over the immediately preceding calendar week.

The Company booked the $325,000 as debt discount.

The Company issued 2,167,933 shares of common stock to the creditor as compensation for financing costs of $325,000. The issuance of the 2,167,933 shares has been recorded at par value with a corresponding decrease to paid-in capital. Upon the sale of the shares by the creditor, the financing cost liability will be reduced by the amount of the proceeds with a corresponding increase to paid-in capital. The Company will still be liable for any shortfall from the proceeds realized by the creditor. The ultimate amount to be recorded in satisfaction of the debt will not exceed the balance of the financing cost recorded.

Derivative Analysis

Because the conversion feature included in the convertible note payable has full reset adjustments tied to future issuances of equity securities by the Company, it is subject to derivative liability treatment under Section 815-40-15 of the FASB Accounting Standard Codification (“Section 815-40-15”).

Generally accepted accounting principles require that:

a.	Derivative financial instruments be recorded at their fair value on the date of issuance and then adjusted to fair value at each subsequent balance sheet date with any change in fair value reported in the statement of operations; and

b.	The classification of derivative financial instruments be reassessed as of each balance sheet date and, if appropriate, be reclassified as a result of events during the reporting period then ended.

Upon issuance of the note, a debt discount was recorded and any difference in comparison to the face value of the note, representing the fair value of the conversion feature and the warrants in excess of the debt discount, was immediately charged to interest expense.  The debt discount is amortized over the earlier of (i) the term of the debt or (ii) conversion of the debt, using the straight-line method which approximates the interest method. The amortization of debt discount is included as a component of interest expense in the consolidated statements of operations. There was unamortized debt discount of $961,237 as of December 31, 2015.

The fair value of the embedded conversion feature was estimated using the Black-Scholes option-pricing model. See Note 6 for the estimates and assumptions used.